Deferred tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure Of Detailed Information Of Recognized Deferred Tax Assets Liabilities [text block]
The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)	Assets / (liabilities)
	March 31, 202 2	March 31, 20 21
Deductible temporary difference
Property, Plant and Equipment	556,604	597,497
Lease obligations on right of use assets	130,143	61,752
Provision for employee benefits	46,204	8,886
Accounts receivable	111,455	99,078
Provision for Doubtful Advances	20,976	12,585
	865,382	779,798
Taxable temporary difference
Intangible assets	(143,519)	(143,326)
Finance Lease obligations	(35,670)	-
	(179,189)	(143,326)

Unused Tax credits
Mat Credit Entitlement	-	-
Net deferred tax asset (liability) recognized in Balance Sheet	686,193	636,472

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Movement in temporary differences during the year

	Balance as of March 31, 2020	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 20 21	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 202 2
Property, plant and equipment	181,237	416,260	-	597,497	(40,893)	-	556,604
Intangible assets	(181,238)	37,912	-	(143,326)	(193)	-	(143,519)
Lease obligations on right of use assets	33,028	28,724	-	61,752	68,391	-	130,143
Finance Lease obligations	-	-	-	-	(35,670)	-	(35,670)
MAT Credit entitlement	66,318	(66,318)	-	-	-	-
Provision for employee benefits	-	8,886	-	8,886	37,372	-	46,258
Accounts receivable	-	99,078	-	99,078	12,377	-	111,455
Provision for Doubtful Advances							-
	-	12,585	-	12,585	8,391	-	20,976

Disclosure of detailed information about unrecognized deferred tax assets liabilities [text block]	Unrecognized deferred tax assets / (liabilities)
	As of March 31, 202 2	As of March 31, 2021
Deductible temporary differences	-	-
Unrecognized tax losses	-	-
	-	-

Disclosure of income tax [text block]
Income tax expense recognized in profit or loss

	March 31, 202 2	March 31, 2021	March 31, 2020
Current tax expense / (benefit)
Current period	639,982	671,877	345,707

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(49,721)	(603,463)	(31,368)
MAT credit entitlement			-

Total income tax expense / (benefit)	590,261	68,414	314,339

Disclosure of Effective Income Tax provision Reconciliation [text block]
A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended March 31, 202 2	Year ended March 31, 2021	Year ended March 31, 2020
Profit before income taxes	1,862,838	1,600,276	1,019,716
Enacted tax rates in India	25.17%	34.94%	34.94%
Computed expected tax expense / (benefit)	468,876	559,209	356,343
Effect of:
Share based payment expense not deductible for tax purposes	-	-	-
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(37,923)	(267,566)	84,588
Difference on account differential tax rates in different jurisdictions	23,917	(1,555)	7,149
Expenses/income not taxable		-	-
Recognition of current year temporary differences		(129,500)	(33,028)
Recognition of previously unrecognized tax losses	-	-	(100,713)
Difference on account of differential tax rates in different companies	-	(86,987)	-
Effect of expenses that are not deductible in determining taxable profit	7,224	3,092	-

E xpenses/income not taxable	-	3,491	-
U nrecognized temporary differences	14,875	2,056	-
U tilisation of previously unrecognised temporary differences	(718)	(28,182)	-
E ffect of rate difference in opening and closing deferred tax	-	14,356	-
O ther s	(10,920)	-	-
Reversal of previously recognised temporary differences	125,591	-	-
	590,922	68,414	314,339